CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES
Schedule of convertible bonds

	Host (amortized cost)	Derivative	Deferred amount	Total
	$	$	$	$
Issuance[1]	48,703	20,453	(2,773)	66,383
Interest accretion	732	—	—	732
Fair value adjustment	—	(11,199)	—	(11,199)
Amortization	—	—	140	140
Foreign exchange	382	127	(21)	488
Balance as of December 31, 2022	49,817	9,381	(2,654)	56,544

[1]Transaction costs of $821 (US$608) have been allocated to the host instrument and reduced from the net proceeds allocated to this component.

Schedule of sensitivity analysis

		Reasonably	Sensitivity [1]			Sensitivity [1]
	November 8, 2022	possible change	$ 000 (derivative liability)	December 31, 2022	Reasonably possible change	$ 000 (derivative liability)
Observable inputs
Share Price	US$4.73			US$3.82	+/- 10%	+3.6M/-1.9M
Foreign Exchange rate	1.34			1.35	+/- 5%	+/- 0.5M
Unobservable inputs
Expected volatility	50%	+/- 10% (absolute)	+2.6M/-2.8M	50%	+/- 10% (absolute)	+3.2M/-1.7M
Credit Spread	10%	+/- 1% (absolute)	+/- 0.5M	9%	+/- 1% (absolute)	+/- 0.3M

[1]Holding all other variables constant

Disclosure of conversion of debt into common shares

December 31, 2021
$
Opening balance	14,505
Conversion	(14,649)
Accretion expense	144
Ending balance	—